Consolidated Statement of Income - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Operating Revenues	R$ 154,971	R$ 142,279	R$ 126,374
Interest and similar income	222,385	189,165	129,253
Interest and similar expenses	(158,250)	(116,747)	(69,305)
Income of Financial Assets and Liabilities at Fair Value through Profit or Loss	29,145	13,325	16,678
Foreign exchange results and exchange variations in foreign transactions	4,432	1,280	(1,417)
Commissions and Banking Fees	45,731	44,566	42,324
Income from Insurance Contracts and Private Pension	6,613	5,407	5,354
Operating Income from Insurance Contracts and Private Pension, net of Reinsurance	6,132	5,328
Financial Income from Insurance Contracts and Private Pension, net of Reinsurance	(28,585)	(21,873)
Income from Financial Assets related to Insurance Contracts and Private Pension	29,066	21,952
Revenues from insurance premiums and private pensions			15,023
Change in provision for insurance and private pension			(9,669)
Other income	4,915	5,283	3,487
Expected Loss from Financial Assets	(30,445)	(27,737)
Expected Loss from Financial Assets and Claims			(14,379)
Expected Loss with Loan and Lease Operations	(31,563)	(28,150)	(14,001)
Expected Loss with Other Financial Asset, net	1,118	413	1,222
(Expenses) / Recovery of claims			(1,600)
Operating Revenues Net of Expected Losses from Financial Assets	124,526	114,542
Operating Revenues Net of Expected Losses from Financial Assets and Claims			111,995
Other operating income / (expenses)	(84,826)	(77,848)	(69,764)
General and administrative expenses	(75,759)	(68,930)	(62,549)
Tax expenses	(9,987)	(9,590)	(8,379)
Share of profit or (loss) in associates and joint ventures	920	672	1,164
Income / (loss) before income tax and social contribution	39,700	36,694	42,231
Current income tax and social contribution	(8,685)	(6,595)	(6,661)
Deferred income tax and social contribution	2,862	143	(7,186)
Net income / (loss)	33,877	30,242	28,384
Net income attributable to owners of the parent company	33,105	29,207	26,760
Net income / (loss) attributable to non-controlling interests	R$ 772	R$ 1,035	R$ 1,624